Note 15 - Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Equity [Text Block]

15. Stockholders’ equity:

(a) Common Stock: During each of the years ended December 31, 2025 and 2024, the Company issued 598,400 shares at par value of $0.0001 to Costamare Services pursuant to the Services Agreement (Note 4). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no share-based payment awards outstanding during the year ended December 31, 2025.

On July 6, 2016, the Company implemented the Plan, which offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in the Company’s common stock. Participation in the Plan is optional, and shareholders who decide not to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the year ended December 31, 2024, the Company issued 981,410 shares at par value of $0.0001 to its common stockholders, at an average price of $11.4704 per share. During the year ended December 31, 2025, the Company issued 31,096 shares at par value of $0.0001 to its common stockholders, at an average price of $10.5340 per share.

On November 30, 2021, the Company approved a share repurchase program of up to a maximum $150,000 of its common shares and up to $150,000 of its preferred shares. The timing of repurchases and the exact number of shares to be purchased will be determined by the Company’s management, in its discretion. During the year ended December 31, 2025, no common shares were repurchased under the share repurchase program.

As of December 31, 2025, the aggregate issued share capital was 131,588,439 common shares at par value of $0.0001 of which 120,583,929 common shares were outstanding.

(b) Preferred shares: On June 14, 2024, the Company announced the redemption of all of its 4,574,100 shares of 8.875% Series E Cumulative Redeemable Perpetual Preferred Stock (the “Series E Preferred Stock”) with a liquidation preference of $25.00 per share along with the payment of a final dividend of 8.875% per share for the period from April 15, 2024 to July 14, 2024. The difference between the carrying value and the fair value of the redeemed shares of the Series E Preferred Stock plus any accrued interest amounting to $5,446, in aggregate, was recognized as a reduction of retained earnings as a deemed dividend to the holders of the Series E Preferred Stock and has been considered in the calculation of Earnings per Common Share for the year ended December 31, 2024. The Company proceeded with the full redemption of its Series E Preferred Stock on July 15, 2024.

On October 15, 2025, the Company entered into a Stock Subscription Agreement with its Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos, pursuant to which Konstantinos Konstantakopoulos purchased 1,200 shares of Series F Preferred Stock (the “Series F Preferred Stock”), par value $0.0001 per share, for an aggregate purchase price of $1.2. The Series F Preferred Stock do not have any dividend or distribution rights. Each Series F Preferred Stock entitles its holder to 50,000 votes on all matters submitted to a vote of the shareholders. All shares of Series F Preferred Stock are subject to redemption by the Company at any time for a redemption price equal to $1 per share.

(c) Dividends declared and / or paid: During the year ended December 31, 2023, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $10,219 in cash and issued 384,177 shares pursuant to the Plan for the fourth quarter of 2022, (ii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $10,043 in cash and issued 498,030 shares pursuant to the Plan for the first quarter of 2023, (iii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $9,511 in cash and issued 380,399 shares pursuant to the Plan for the second quarter of 2023 and (iv) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $9,313 in cash and issued 479,714 shares pursuant to the Plan for the third quarter of 2023.

During the year ended December 31, 2024, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $9,320 in cash and issued 420,178 shares pursuant to the Plan for the fourth quarter of 2023, (ii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $9,324 in cash and issued 369,223 shares pursuant to the Plan for the first quarter of 2024, (iii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $11,212 in cash and issued 185,758 shares pursuant to the Plan for the second quarter of 2024 and (iv) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,694 in cash and issued 6,251 shares pursuant to the Plan for the third quarter of 2024.

During the year ended December 31, 2025, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,715 in cash and issued 7,056 shares pursuant to the Plan for the fourth quarter of 2024, (ii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,734 in cash and issued 8,635 shares pursuant to the Plan for the first quarter of 2025, (iii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,747 in cash and issued 8,470 shares pursuant to the Plan for the second quarter of 2025 and (iv) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,764 in cash and issued 6,935 shares pursuant to the Plan for the third quarter of 2025.

During the year ended December 31, 2023, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2022 to January 14, 2023, (ii) $939, or $0.476563 per share for the period from January 15, 2023 to April 14, 2023, (iii) $939, or $0.476563 per share, for the period from April 15, 2023 to July 14, 2023 and (iv) $939, or $0.476563 per share, for the period from July 15, 2023 to October 14, 2023.

During the year ended December 31, 2024, the Company declared and paid its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2023 to January 14, 2024, (ii) $939, or $0.476563 per share for the period from January 15, 2024 to April 14, 2024, (iii) $939, or $0.476563 per share for the period from April 15, 2024 to July 14, 2024 and (iv) $939, or $0.476563 per share for the period from July 15, 2024 to October 14, 2024.

During the year ended December 31, 2025, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2024 to January 14, 2025, (ii) $939, or $0.476563 per share for the period from January 15, 2025 to April 14, 2025, (iii) $939, or $0.476563 per share for the period from April 15, 2025 to July 14, 2025 and (iv) $939, or $0.476563 per share for the period from July 15, 2025 to October 14, 2025.

During the year ended December 31, 2023, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2022 to January 14, 2023, (ii) $2,111, or $0.531250 per share for the period from January 15, 2023 to April 14, 2023, (iii) $2,111, or $0.531250 per share, for the period from April 15, 2023 to July 14, 2023 and (iv) $2,111, or $0.531250 per share, for the period from July 15, 2023 to October 14, 2023.

During the year ended December 31, 2024, the Company declared and paid its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2023 to January 14, 2024, (ii) $2,111, or $0.531250 per share for the period from January 15, 2024 to April 14, 2024, (iii) $2,111, or $0.531250 per share for the period from April 15, 2024 to July 14, 2024 and (iv) $2,111, or $0.531250 per share for the period from July 15, 2024 to October 14, 2024.

During the year ended December 31, 2025, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2024 to January 14, 2025, (ii) $2,111, or $0.531250 per share for the period from January 15, 2025 to April 14, 2025, (iii) $2,111, or $0.531250 per share for the period from April 15, 2025 to July 14, 2025 and (iv) $2,111, or $0.531250 per share for the period from July 15, 2025 to October 14, 2025.

During the year ended December 31, 2023, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2022 to January 14, 2023, (ii) $2,180, or $0.546875 per share for the period from January 15, 2023 to April 14, 2023, (iii) $2,180, or $0.546875 per share, for the period from April 15, 2023 to July 14, 2023 and (iv) $2,180, or $0.546875 per share, for the period from July 15, 2023 to October 14, 2023.

During the year ended December 31, 2024, the Company declared and paid its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2023 to January 14, 2024, (ii) $2,180, or $0.546875 per share for the period from January 15, 2024 to April 14, 2024, (iii) $2,180, or $0.546875 per share for the period from April 15, 2024 to July 14, 2024 and (iv) $2,180, or $0.546875 per share for the period from July 15, 2024 to October 14, 2024.

During the year ended December 31, 2025, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2024 to January 14, 2025, (ii) $2,180, or $0.546875 per share for the period from January 15, 2025 to April 14, 2025, (iii) $2,180, or $0.546875 per share for the period from April 15, 2025 to July 14, 2025 and (iv) $2,180, or $0.546875 per share for the period from July 15, 2025 to October 14, 2025.

During the year ended December 31, 2023, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,537, or $0.554688 per share for the period from October 15, 2022 to January 14, 2023, (ii) $2,537, or $0.554688 per share for the period from January 15, 2023 to April 14, 2023, (iii) $2,537, or $0.554688 per share, for the period from April 15, 2023 to July 14, 2023 and (iv) $2,537, or $0.554688 per share, for the period from July 15, 2023 to October 14, 2023.

During the year ended December 31, 2024, the Company declared and paid its holders of Series E Preferred Stock (i) $2,537, or $0.554688 per share for the period from October 15, 2023 to January 14, 2024 and (ii) $2,537, or $0.554688 per share for the period from January 15, 2024 to April 14, 2024 and (iii) $2,537 (out of which an amount of $846 has been recorded in Interest and finance costs in the accompanying 2024 Statement of income), or $0.554688 per share for the period from April 15, 2024 to June 14, 2024.

During the year ended December 31, 2025, in connection with the Spin-Off, the Company distributed to its common stockholders as of the record date, April 29, 2025, a dividend in kind at the rate of one common share of Costamare Bulkers for every five shares of common stock of the Company held by each shareholder (24,022,218 common shares of Costamare Bulkers in the aggregate) (Note 1).